BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Feb. 26, 2020	Dec. 31, 2019
Ordinary shares, par value	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	48,595,723	48,595,723		44,217,112
Ordinary shares, shares issued	2,166,330	2,155,490		2,144,651
Ordinary shares, shares outstanding	2,166,330	2,155,490		2,144,651
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Temporary Equity, Shares Outstanding		27,600,000
Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	10,000,000	10,000,000	10,000,000
Ordinary shares, shares issued	6,900,000	6,900,000
Ordinary shares, shares outstanding	6,900,000	6,900,000